Acquisition of the San Antonio gold project	12 Months Ended
Dec. 31, 2020
Acquisition of the San Antonio gold project [Member]
Disclosure of detailed information about business combination [line items]
Acquisition of the San Antonio gold project [Text Block]

8. Acquisition of the San Antonio gold project

In August 2020, Osisko acquired the San Antonio gold project in the state of Sonora in Mexico for US$42.0 million through the (indirect) acquisition of Sapuchi Minera S. de R.L. de C.V. An amount of US$30.0 million was paid in cash by Osisko and the remaining US$12.0 million was paid through the issuance of common shares of Osisko. A total of 1,011,374 Osisko common shares were issued and valued at $15.8 million, based on the closing price of the Company's common shares on the transaction date. Transaction costs amounted to $5.9 million. The San Antonio gold project was subsequently transferred to Osisko Development as part of the RTO transaction (Note 7).

In accordance with IFRS 3 Business Combinations, the transaction has been recorded as an acquisition of assets as the acquired assets and assumed liabilities did not meet the definition of a business.

The total purchase price of $68.1 million was allocated to the assets acquired and the liabilities assumed based on the relative fair value at the closing date of the transaction. All financial assets acquired and financial liabilities assumed were recorded at fair value.

The purchase price was calculated as follows:

Consideration paid	$

Issuance of 1,011,374 common shares	15,846
Cash consideration	40,015
Value-added tax paid on acquisition of assets	6,328
Osisko's transaction costs	5,865
68,054

Net assets acquired	$

Inventories	7,899
Inventories - non-current (1)	16,129
Other non-current assets	6,328
Mining interests and plant and equipment	58,368
Accounts payable and accrued liabilities	(11,369)
Provision and other liabilities	(9,301)
68,054

(1) The inventory balance associated with the ore that was not expected to be processed within 12 months of the acquisition date was classified as non-current and is recorded in the other assets line item on the consolidated balance sheet.